Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Estimated Future Cash Outlays Related to Principal Contractual Obligations	The estimated future cash outlays are as follows:

Year	Amount
2014	$182.5
2015	106.9
2016	72.7
2017	42.2
2018	13.3
Thereafter	16.7

Total	$434.3

Estimated Future Minimum Annual Rental Commitments Under Non-Cancelable Real and Personal Property Leases

At December 31, 2013, estimated future minimum annual rental commitments under non-cancelable real and personal property leases were as follows:

Year	Amount
2014	$64.4
2015	46.7
2016	30.6
2017	18.8
2018	11.1
Thereafter	23.3

Total	$194.9